INCOME TAX - Schedule of components and annual movement of deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (5,809)	$ (1,858)	$ (2,628)
Tangible fixed assets
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(4,149)	(1,648)	(1,273)
Other liabilities
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (1,660)	$ (210)	$ (1,355)